Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 15, 2018	Jun. 01, 2017
Commitments and Contingencies
Contingent purchase price paid	$ 4,115	$ 0		$ 2,371	$ 2,470	$ 0
Write off of accumulated foreign currency impacts			$ 33,819
Publons
Commitments and Contingencies
Additional payments to acquire business	9,500			9,500				$ 9,500
Contingent purchase price paid				2,371	2,470
Estimated fair value of contingent consideration			2,960	3,100	2,960
Kopernio
Commitments and Contingencies
Additional payments to acquire business	3,500			3,500			$ 3,500
TrademarkVision
Commitments and Contingencies
Estimated fair value of contingent consideration	0		4,115	8,000	4,115
Accrued expenses and other current liabilities | Publons
Commitments and Contingencies
Estimated fair value of contingent consideration	$ 3,480		1,600	3,100	1,600
Other non-current liabilities | Publons
Commitments and Contingencies
Estimated fair value of contingent consideration			$ 1,360	$ 0	$ 1,360